Property and Equipment (Details) - USD ($)	12 Months Ended
	Aug. 31, 2023	May 31, 2024	Aug. 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 1,440,410	$ 149,704	$ 1,440,410
Accumulated depreciation	(125,128)	(134,340)	(110,418)
Property and equipment, net	1,315,282	15,364	1,329,992
Increase / (decrease) in plant property and equipment gross	0
Increase / (decrease) in Accumulated depreciation	(14,709)
Increase / (decrease) In Property and equipment, net	(14,709)
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	14,102	16,051	14,102
Increase / (decrease) in plant property and equipment gross	0
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	133,653	133,653	133,653
Increase / (decrease) in plant property and equipment gross	0
In Process Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,292,655	$ 0	$ 1,292,655
Increase / (decrease) in plant property and equipment gross	$ 0